Supplement, dated November 15, 2007,
                    to the Prospectus, dated May 1, 2007, for
                            Seligman High Yield Fund
                                  (the "Fund")


Capitalized terms without definitions have the same meaning as in the Fund's Prospectus. The changes described below are effective immediately for Class C shares and on January 7, 2008 for Class A shares, unless otherwise noted.

The information relating to the sales charge in respect of Class A shares and Class C shares in the table entitled "Shareholder Fees (fees paid directly from your investment)" under the heading "Fees and Expenses" on page 7 of the Prospectus is replaced with the following:

Shareholder Fees (fees paid directly
   from your investment)                                  Class A        Class C
--------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                          4.50%           1%
   Maximum Sales Charge (Load) on Purchases
     (as a % of offering price)                            4.50%(1)      (none)
   Maximum Deferred Sales Charge(Load) (CDSC)
     on Redemptions (as a % of original purchase price
     or current net asset value, whichever is less)        none(1)         1%

------------------

(1) Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

The example of the costs of an investment in the Fund under the heading "Fees and Expenses" on page 7 of the Prospectus is replaced with the following:

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's total annual operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year       3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Class A                $ 580         $ 855        $ 1,151      $ 1,990
--------------------------------------------------------------------------------
Class B                  712           955          1,324        2,229+
--------------------------------------------------------------------------------
Class C                  313           658          1,129        2,431
--------------------------------------------------------------------------------
Class D                  313           658          1,129        2,431
--------------------------------------------------------------------------------
Class R                  262           502            866        1,889
--------------------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                       1 Year       3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Class A                $ 580         $ 855        $ 1,151      $ 1,990
--------------------------------------------------------------------------------
Class B                  212           655          1,124        2,229+
--------------------------------------------------------------------------------
Class C                  213           658          1,129        2,431
--------------------------------------------------------------------------------
Class D                  213           658          1,129        2,431
--------------------------------------------------------------------------------
Class R                  162           502            866        1,889
--------------------------------------------------------------------------------

+ Class B shares will automatically convert to Class A shares approximately eight years after purchase.

The section on page 14 of the Prospectus under the heading "Shareholder Information - Deciding Which Class of Shares to Buy" explaining the sales charge in respect of the Fund's Class A shares is replaced with the following:

Class A
--------------------------------------------------------------------------------
 o Initial sales charge on Fund purchases, as set forth below:

                    Sales Charge as      Sales Charge as       Regular Dealer
 Amount of Your          a % of         a % of Net Amount    Discount as a % of
   Investment      Offering Price (1)      Invested (1)        Offering Price
--------------------------------------------------------------------------------
Less than $100,000          4.50%             4.71%                4.00%
$100,000 - $249,999         3.50              3.63                 3.00
$250,000 - $499,999         2.50              2.56                 2.25
$500,000 - $999,999         2.00              2.04                 1.75
$1,000,000 and over(2)      0.00              0.00                 0.00

------------------
(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

(2) You will not pay an initial sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

    o   Annual 12b-1 fee (for shareholder services) of up to 0.25%.

    o No initial sales charge on reinvested dividends or capital gain distributions.

The last three sentences of the paragraph under the heading "Shareholder Information - Information Regarding Breakpoint Discounts for Class A Shares - Letter of Intent" on page 15 of the Prospectus are hereby deleted because letters of intent no longer apply to Class C shares. The following information is added, effective immediately:

Letters of intent returned after November 15, 2007 will be permitted to purchase Class A shares under the breakpoint schedule in effect on the date of each purchase.

The information under the heading "Shareholder Information - Information Regarding Breakpoint Discounts for Class A Shares - Eligible Employee Benefit Plans" on Page 15 of the Prospectus is replaced with the following:

Eligible Employee Benefit Plans. Eligible employee benefit plans which have at least $2 million in plan assets at the time of investment in the Fund may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

                      Supplement, dated November 15, 2007,
                    to the Prospectus, dated May 1, 2007, for Seligman U.S. Government Securities Fund
                                  (the "Fund")

Capitalized terms without definitions have the same meaning as in the Fund's Prospectus. The changes described below are effective immediately for Class C shares and on January 7, 2008 for Class A shares, unless otherwise noted.

The information relating to the sales charge in respect of Class A shares and Class C shares in the table entitled "Shareholder Fees (fees paid directly from your investment)" under the heading "Fees and Expenses" on page 5 of the Prospectus is replaced with the following:

Shareholder Fees (fees paid directly
from your investment)                               Class A             Class C
--------------------------------------------------------------------------------

Total Maximum Sales Charge (Load)                         4.50%          1%
   Maximum Sales Charge (Load) on Purchases
     (as a % of offering price)                           4.50%(2)     (none)
   Maximum Deferred Sales Charge (Load) (CDSC)
     on Redemptions (as a % of original purchase
     price or current net asset value,
     whichever is less)                                   none(2)        1%

------------------

(2) Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

The example of the costs of an investment in the Fund under the heading "Fees and Expenses" on page 5 of the Prospectus is replaced with the following:

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's total annual operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year       3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Class A                $ 588         $ 986        $ 1,191      $ 2,075
--------------------------------------------------------------------------------
Class B                   720          979          1,364         2,313+
--------------------------------------------------------------------------------
Class C                   320          679          1,164         2,503
--------------------------------------------------------------------------------
Class D                   320          679          1,164         2,503
--------------------------------------------------------------------------------
Class R                   270          526            907         1,976
--------------------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                       1 Year       3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Class A                $ 588         $ 879        $ 1,191      $ 2,075
--------------------------------------------------------------------------------
Class B                   220          679          1,164         2,313+
--------------------------------------------------------------------------------
Class C                   220          679          1,164         2,503
--------------------------------------------------------------------------------
Class D                   220          679          1,164         2,503
--------------------------------------------------------------------------------
Class R                   170          526            907         1,976
--------------------------------------------------------------------------------

+ Class B shares will automatically convert to Class A shares approximately eight years after purchase.

The section on page 11 of the Prospectus under the heading "Shareholder Information - Deciding Which Class of Shares to Buy" explaining the sales charge in respect of the Fund's Class A shares is replaced with the following:

Class A
--------------------------------------------------------------------------------
o   Initial sales charge on Fund purchases, as set forth below:

                     Sales Charge as      Sales Charge as       Regular Dealer
Amount of Your            a % of         a % of Net Amount    Discount as a % of
  Investment        Offering Price (1)      Invested (1)        Offering Price
--------------------------------------------------------------------------------
Less than $100,000          4.50%                4.71%               4.00%
$100,000 - $249,999         3.50                 3.63                 3.00
$250,000 - $499,999         2.50                 2.56                 2.25
$500,000 - $999,999         2.00                 2.04                 1.75
$1,000,000 and over(2)      0.00                 0.00                 0.00

------------------
(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

(2) You will not pay an initial sales chargeon purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

    o   Annual 12b-1 fee (for shareholder services) of up to 0.25%.

    o No initial sales charge on reinvested dividends or capital gain distributions.

The last three sentences of the paragraph under the heading "Shareholder Information - Information Regarding Breakpoint Discounts for Class A Shares - Letter of Intent" on page 12 of the Prospectus are hereby deleted because letters of intent no longer apply to Class C shares. The following information is added, effective immediately:

Letters of intent returned after November 15, 2007 will be permitted to purchase Class A shares under the breakpoint schedule in effect on the date of each purchase.

The information under the heading "Shareholder Information - Information Regarding Breakpoint Discounts for Class A Shares - Eligible Employee Benefit Plans" on Page 12 of the Prospectus is replaced with the following:

Eligible Employee Benefit Plans. Eligible employee benefit plans which have at least $2 million in plan assets at the time of investment in the Fund may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

                      Supplement, dated November 15, 2007,
       to the Statement of Additional Information, dated May 1, 2007, for
                        Seligman High Income Fund Series
                                 (the "Series")

Capitalized terms without definitions have the same meaning as in the Series' Statement of Additional Information (the "SAI"). The changes described below are effective immediately for Class C shares and on January 7, 2008 for Class A shares, unless otherwise noted.

The first sentence and the information relating to Class A shares and Class C shares under the heading "Investment Advisory and Other Services -- Dealer Reallowances" on pages 25 and 26 of the SAI are replaced with the following (the schedule relating to Class C shares has been deleted in its entirety):

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares of the Fund, as set forth below:

Class A
                       Sales Charge as     Sales Charge as     Regular Dealer
                           a % of        a % of Net Amount   Reallowance as a %
 Amount of Purchase   Offering Price(1)       Invested        of Offering Price
--------------------------------------------------------------------------------
Less than $100,000            4.50%             4.71%             4.00%
$100,000 - $249,999           3.50              3.63              3.00
$250,000 - $499,999           2.50              2.56              2.25
$500,000 - $999,999           2.00              2.04              1.75
$1,000,000 and over           0.00              0.00              0.00

------------------
(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

The last three sentences of the paragraph under the heading "Purchase, Redemption, and Pricing of Shares - Class A - Letter of Intent" on page 36 of the SAI are hereby deleted because letters of intent no longer apply to Class C shares. The following information is added, effective immediately:

Letters of intent returned after November 15, 2007 will be permitted to purchase Class A shares under the breakpoint schedule in effect on the date of each purchase.

The first sentence under the heading "Purchase, Redemption, and Pricing of Shares - Class A - Eligible Employee Benefit Plans" on page 37 of the SAI is replaced with the following:

Eligible Employee Benefit Plans. The table of sales charges in the Prospectuses applies to sales to "eligible employee benefit plans," except that the Fund may sell shares at net asset value to "eligible employee benefit plans" which have at least $2 million in plan assets at the time of investment in the Fund, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

The first paragraph under the heading "Purchase, Redemption, and Pricing of Shares - Class C" on page 39 of the SAI is replaced with the following:

Class C shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class C shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less. Unlike Class B shares, Class C shares do not convert to Class A shares.

The first paragraph and the information relating to Class A shares and Class C shares under the heading "Purchase, Redemption, and Pricing of Shares - Specimen Price Make-Up" on page 42 of the SAI are replaced with the following:

Under the current distribution arrangements between the Series and Seligman Advisors, Class A shares are sold with a maximum initial sales charge of 4.50%, and Class B, Class C, Class D, Class I and Class R shares are sold at NAV(2). Using each Class's NAV at December 31, 2006 of the U.S. Government Securities Fund and of the High-Yield Fund, the maximum offering price of each Fund's shares is as follows:

                                                    U.S.
                                                Government
                                                Securities      High-Yield
                                                   Fund            Fund
                                               ------------   ------------
Class A
-------
Net asset value per share ...................  $       6.80   $       3.39
Maximum initial sales charge (4.50% of
   offering price) ..........................          0.32           0.16
                                               ------------   ------------
Offering price to public ....................  $       7.12   $       3.55
                                               ============   ============

Class C
-------
Net asset value and offering price per
   share(2)..................................         $6.82          $3.40
                                                      =====          =====

--------------
(2) Class B shares are subject to a CDSC declining from 5% in the first year after purchase to 0% after six years. Class C shares and Class D shares are subject to a 1% CDSC if you redeem your shares within one year of purchase. Class R shares are subject to a 1% CDSC on shares redeemed within one year of a retirement plan's initial purchase.

Effective immediately, the first and second paragraphs under the heading "Underwriters - Other Payments" on pages 45 and 46 of the SAI are replaced with the following:

Seligman Advisors pays authorized dealers and investment advisors, from its own resources, a fee on purchases of Class A shares of the Seligman mutual funds (other than Seligman TargetHorizon ETF Portfolios, Inc. (the "TargETFunds") and Seligman Cash Management Fund, Inc. (the "Cash Fund")) of $1,000,000 or more ("NAV sales"), calculated as follows:

--------------------------------------------------------------------------------
     Amount of Purchase                 Payment to Dealer (as a % of NAV Sales)
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999                               1.00%
--------------------------------------------------------------------------------
$4,000,000 - $24,999,999                              0.50%
--------------------------------------------------------------------------------
$25,000,000 or more                                   0.25%
--------------------------------------------------------------------------------

With respect to purchases of Class A shares of the TargETFunds, Seligman Advisors shall pay authorized dealers or investment advisors 0.25% on NAV sales attributable to such funds. Assets exchanged from the TargETFunds to another Seligman mutual fund are not eligible for the fees described above. Class A shares representing only an initial purchase of the Cash Fund are not eligible for the fees described above; however, such shares will become eligible for the applicable fee once they are exchanged for Class A shares of another Seligman mutual fund. The calculation of the fee will be based on assets held by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated with purchases made on behalf of any other fiduciary or individual account.

Seligman Advisors also pays authorized dealers or investment advisors, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an "eligible employee benefit plan" that are attributable to the particular authorized dealer or investment advisor. The shares eligible for the applicable fee described below are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has, for accounts opened prior to January 7, 2008, at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available or, for accounts opened on or after January 7, 2008, at least $2 million in plan assets. The payment schedule, for each calendar year, in respect of the Seligman mutual funds (other than the TargETFunds and the Cash Fund) is as follows:

--------------------------------------------------------------------------------
      Amount of Purchase                Payment to Dealer (as a % of NAV Sales)
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999                               1.00%
--------------------------------------------------------------------------------
$4,000,000 - $24,999,999                              0.50%
--------------------------------------------------------------------------------
$25,000,000 or more                                   0.25%
--------------------------------------------------------------------------------

The payment is based on cumulative sales for each plan during a single calendar year, or portion thereof. Assets exchanged from the TargETFunds to another Seligman mutual fund are not eligible for the fees described above. Class A shares representing only an initial purchase of the Cash Fund are not eligible for the fees described above; however, such shares will become eligible for the applicable fee once they are exchanged for Class A shares of another Seligman mutual fund. The payment schedule, for each calendar year, in respect of the TargETFunds is 0.25% of sales. The fees in this paragraph and the preceding paragraph are not duplicative (i.e., the fee is paid one time to authorized dealers or investment advisors for each purchase of Class A shares of $1,000,000 or more participating in an eligible employee benefit plan).